CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	$ 11,867	$ 781	$ 14,856	$ 1,553	$ 1,554	$ 3,856
Costs and expenses
Cost of revenue	10,091	476	11,222	1,039	579	3,656
Gross profit	1,776	305	3,634	514
Research and development	9,676	5,799	32,407	15,765	25,094	18,115
Selling, general and administrative	14,321	5,546	40,207	14,538	22,413	17,303
Selling, general and administrative - related party			455
Depreciation and amortization	364	251	1,011	688	886	2,040
Transaction costs	0	77	12,043	163	217	105
Total operating expenses	24,361	11,673	86,123	31,154	49,189	42,384
Loss on purchase commitments					0	1,165
Loss from operations	(22,585)	(11,368)	(82,489)	(30,640)	(47,635)	(38,528)
Other expense, net
Debt financing charge on convertible notes		0		(464)	(464)	(3,145)
Gain (loss) on foreign exchange	(88)	31	(154)	(62)	(228)	50
Change in fair value of convertible notes		(15,398)	(165,703)	(25,921)	(10,022)	(9,532)
Change in fair value of warrant liabilities		(90)	(60,345)	1,255	(5,701)	(945)
Change in fair value of other earnout shares	(3,798)		105,463
Change in fair value of unissued shares of common stock	56		(244)
Change in fair value of committed equity facility	(63)		(63)
Other, net	241	1,273	149	1,677	1,903	(255)
Pay-to-Play financing charge					0	(35,832)
Total other expense, net	(3,652)	(14,184)	(120,897)	(23,515)	(14,512)	(49,659)
Total loss before income taxes	(26,237)	(25,552)	(203,386)	(54,155)	(62,147)	(88,187)
Provision for income taxes	21	55	222	348	(952)	(598)
Net loss	$ (26,258)	$ (25,607)	$ (203,608)	$ (54,503)	$ (61,195)	$ (87,589)
Net loss per share - basic	$ (0.25)	$ (1.47)	$ (2.03)	$ (3.12)	$ (3.5)	$ (20.79)
Net loss per share - diluted	$ (0.25)	$ (1.47)	$ (2.03)	$ (3.12)	$ (3.5)	$ (20.79)
Weighted average shares outstanding - basic	103,585,681	17,478,371	100,130,737	17,466,606	17,476,105	4,213,244
Weighted average shares outstanding, diluted (in shares)	103,585,681	17,478,371	100,130,737	17,466,606	17,476,105	4,213,244
Hardware revenue
Revenue
Total revenue	$ 10,528	$ 23	$ 11,592	$ 28	$ 29	$ 16
Software Revenue
Revenue
Total revenue	0		300
Hardware Revenue - Related Party
Revenue
Total revenue	1,124		2,486
Software Revenue - Related Party
Revenue
Total revenue	$ 215		$ 478
Engineering Services Revenue - Related Party
Revenue
Total revenue		$ 758		$ 1,525	$ 1,525	$ 3,840